Restructuring Charges	6 Months Ended
Jun. 30, 2021
Leafly Holdings, Inc.[Member]
Restructuring Charges [Line Items]
Restructuring Charges

NOTE 16 — Restructuring Charges

During the six months ended June 30, 2020, in response to COVID-19 and the associated potential impact on the Company’s business, certain employees were terminated, and the Company recorded $548 of pre-tax severance expense of which $230 is within sales and marketing expenses, $162 is within product development expenses, and $156 is within general and administrative expenses in our Condensed Consolidated Statements of Operations. Accrued severance expense was paid out prior to the end of each quarter during which the Company recorded the associated expense.